Concentrations	6 Months Ended
Mar. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS

Note 3 CONCENTRATIONS

Credit risk

Credit risk is the risk that an issuer or counterparty will be unable or unwilling to meet a commitment (including the payment of amounts arising from derivative contracts) in full when due, that the issuer or counterparty have entered into with the Company. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The bank accounts are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of March 31, 2025 and September 30, 2024, $4,031 and $293,804 were deposited in banks located in Hong Kong, respectively.

Concentration risk

Concentration of customers

	For the six months ended March 31,
Revenues	2025	%	2024	%
	(Unaudited)		(Unaudited)
Company A	*	*	250,000	50.24
Company B	*	*	209,974	42.19
Company N	287	100.00	11,685	2.34
	$287	100.00	$459,974	92.43
Accounts receivable	As of March 31, 2025%		As of September 30, 2024%
	(Unaudited)		(Unaudited)
Company H	4,009	31.18	4,155	31.95
Company I	8,849	68.82	8,849	68.05
	$12,858	100.00	$13,004	100.00
*	represents the % is below 10% which is not presented.